John Hancock Funds II

Investment Quality Bond Fund (the fund)

Supplement dated March 20, 2014, to the current Class NAV shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading "Past performance" in the "Fund summary" section:

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

In addition, also effective March 20, 2014, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-15-05
As of 12-31-12
Class NAV before tax	7.33	6.58	6.09
After tax on distributions	5.63	4.89	4.37
After tax on distributions, with sale	4.97	4.64	4.20
Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	4.21	5.95	5.85
Barclays U.S. Credit Index* (reflects no deduction for fees, expenses, or taxes)	9.39	7.65	6.80
Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	2.02	5.23	5.46
50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	5.65	6.49	6.17

*	Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Funds II

Investment Quality Bond Fund (the fund)

Supplement dated March 20, 2014, to the current Class 1 shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading "Past performance" in the "Fund summary" section:

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

In addition, also effective March 20, 2014, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-15-05
As of 12-31-12
Class 1 before tax	7.35	6.53	6.04
Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	4.21	5.95	5.85
Barclays U.S. Credit Index* (reflects no deduction for fees, expenses, or taxes)	9.39	7.65	6.80
Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	2.02	5.23	5.46
50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	5.65	6.49	6.17

*	Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.